Taxation - Tax Charge Reconciled to Profit Before Taxation (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	[1]	£ 1,214.3	£ 1,019.3	[2]	£ 1,894.0	[2]
Tax at the corporation tax rate of 19.0%	[1]	230.7	193.7	[3],[4]	364.6	[3],[4]
Tax effect of share of results of associates	[1]	(2.7)	(5.8)	[2]	(18.8)	[2]
Irrecoverable withholding taxes	[1]	44.7	48.9	[2]	31.6	[2]
Items that are not deductible/(taxable) in determining taxable profit	[1]	51.9	67.2	[2]	(39.0)	[2]
Effect of different tax rates in subsidiaries operating in other jurisdictions	[1]	77.1	71.2	[2]	95.2	[2]
US Transition Tax related to unremitted foreign earnings	[1],[2]		(4.6)		20.1
Effect of change in US tax rate on deferred tax balances	[1],[2]				(211.6)
Origination and reversal on unrecognised temporary differences	[1]	(3.4)	5.1	[2]	(18.9)	[2]
Tax losses not recognised or utilised in the year	[1]	13.2	19.9	[2]	32.5	[2]
Utilisation of tax losses not previously recognised	[1]	(42.7)	(25.5)	[2]	(10.4)	[2]
Recognition of temporary differences not previously recognised	[1]	(24.1)	(7.4)	[2]	(69.7)	[2]
Release of prior year provisions in relation to acquired businesses	[1]	(19.9)	(20.4)	[2]	(15.0)	[2]
Other prior year adjustments	[1]	(49.8)	(86.3)	[2]	(77.6)	[2]
Tax charge	[5]	£ 275.0	£ 256.0	[1],[4]	£ 83.0	[1],[4]
Effective tax rate on profit before tax	[1]	22.60%	25.10%	[2]	4.40%	[2]

[1]	Profit before taxation has been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.
[3]	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2018: 19.0%, 2017: 19.25%).
[4]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[5]	Figures have been restated, as described in the accounting policies.